UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock

Greater China Opportunities Fund

Semiannual Report
4.30.08

A look at performance

For the periods ended April 30, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception

A	6-9-05	24.12%	—	—	34.91%	–29.17%	24.12%	—	—	137.79%

B	6-9-05	24.76	—	—	35.79	–29.15	24.76	—	—	142.33

C	6-9-05	28.70	—	—	36.35	–26.41	28.70	—	—	145.23

I1	6-9-05	31.22	—	—	37.95	–25.30	31.22	—	—	153.66

NAV[1]	12-28-06	31.37	—	—	24.95	–25.24	31.37	—	—	34.77

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A —1.68%, Class B — 2.38%, Class C — 2.38%, Class I — 1.22%, Class NAV — 1.12% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I and NAV share prospectuses.

6	Greater China Opportunities Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Greater China Opportunities Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the MSCI China Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	6-9-05	$24,533	$24,233	$31,219

C2	6-9-05	24,523	24,523	31,219

I3	6-9-05	25,366	25,366	31,219

NAV[3]	12-28-06	13,477	13,477	14,859

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and NAV shares, respectively, as of April 30, 2008. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI China Index is an unmanaged market capitalization-weighted index of Chinese companies available to non-domestic investors.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and NAV share prospectuses.

Semiannual report | Greater China Opportunities Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2007, with the same investment held until April 30, 2008.

	Account value	Ending value	Expenses paid during
	on 11-1-07	on 4-30-08	period ended 4-30-08[1]

Class A	$1,000.00	$745.60	$7.33

Class B	1,000.00	743.20	10.37

Class C	1,000.00	742.90	10.28

Class I	1,000.00	747.00	5.44

Class NAV	1,000.00	747.60	4.85

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Greater China Opportunities Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2007, with the same investment held until April 30, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-07	on 4-30-08	period ended 4-30-08[1]

Class A	$1,000.00	$1,016.50	$8.47

Class B	1,000.00	1,013.00	11.98

Class C	1,000.00	1,013.10	11.88

Class I	1,000.00	1,018.64	6.29

Class NAV	1,000.00	1,019.32	5.60

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.69%, 2.39%, 2.39%, 1.25% and 1.12% for Class A, Class B, Class C, Class I and Class NAV, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/366 (to reflect the one-half year period).

Semiannual report | Greater China Opportunities Fund	9

Portfolio summary

Top 10 holdings[1]

China Mobile (Hong Kong) Ltd.	18.7%	Ping An Insurance (Group) Co.
		of China Ltd.	3.9%
China Life Insurance Co. Ltd.	6.5%
		China Shenhua Energy Co. Ltd.	3.3%
PetroChina Co. Ltd.	5.8%
		Bank of China Ltd.	2.5%
China Construction Bank	5.4%
		China Communications
Industrial & Commercial Bank		Constructions Ltd.	2.2%
of China	5.2%

CNOOC Ltd.	5.1%

Sector distribution[1]

Financials	33%	Information technology	3%

Telecommunication services	20%	Consumer staples	2%

Energy	17%	Utilities	1%

Industrials	16%	Real estate	1%

Consumer discretionary	3%	Health care	1%

Materials	3%

1 As a percentage of net assets on April 30, 2008.

10	Greater China Opportunities Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 4-30-08 (unaudited)

This schedule consists of one main category: common stocks. Common stocks are further broken down by industry group.

Issuer	Shares	Value

Common stocks 97.20%		$245,678,607

(Cost $178,930,020)

Agricultural Products 0.45%		1,140,538

China Bluechemical Ltd. (China)	1,958,000	1,140,538

Building Products 0.71%		1,785,555

China National Building Material Company Ltd. (China)	722,000	1,785,555

Coal & Consumable Fuels 4.48%		11,330,393

China Coal Energy Co. (China) (I)	1,405,000	2,964,736

China Shenhua Energy Co. Ltd. (China)	1,822,500	8,365,657

Communications Equipment 0.26%		661,707

ZTE Corp. (China)	157,360	661,707

Computer Hardware 0.98%		2,469,382

Lenovo Group Ltd. (Hong Kong)	3,219,000	2,469,382

Construction & Farm Machinery & Heavy Trucks 1.38%		3,497,802

Weichai Power Co. Ltd. (China)	622,000	3,497,802

Construction & Engineering 4.88%		12,337,901

China Communications Constructions Ltd. (China) (I)	2,366,000	5,618,743

China Railways Construction Corp. (China) (I)	2,685,500	4,169,630

COSCO International Holdings Ltd. (Hong Kong)	4,422,000	2,549,528

Distributors 1.85%		4,661,437

China Resources Enterprise Ltd. (Hong Kong)	1,272,000	4,661,437

Diversified Banks 14.45%		36,525,246

Bank of China Ltd. (China) (I)	12,495,000	6,366,395

Bank of Communications Co. Ltd. (China)	2,250,000	3,247,934

China Construction Bank (China) (I)	15,205,000	13,732,346

Industrial & Commercial Bank of China (China)	16,690,000	13,178,571

Diversified Commercial & Professional Services 0.44%		1,122,110

Guangdong Investment Ltd. (Hong Kong)	2,292,000	1,122,110

Diversified Metals & Mining 3.58%		9,050,591

Fosun International Ltd. (Hong Kong) (I)	2,735,000	2,185,224

Jiangxi Copper Co. Ltd. (China)	1,010,000	2,454,646

Yanzhou Coal Mining Co. Ltd. (China)	1,612,000	2,979,434

Zijin Mining Group Co. Ltd. (China)	1,576,000	1,431,287

See notes to financial statements

Semiannual report | Greater China Opportunities Fund	11

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Diversified REITs 0.18%		$442,184

GZI Real Estate Investment Trust (Hong Kong)	1,163,000	442,184

Health Care Supplies 0.49%		1,238,556

Hengan International Group Co. Ltd. (Hong Kong)	347,000	1,238,556

Highways & Railtracks 0.37%		944,196

Zhejiang Expressway Co. Ltd. (China)	898,000	944,196

Hotels, Resorts & Cruise Lines 0.27%		688,476

China Travel International Investment Hong Kong Ltd. (Hong Kong)	1,542,000	688,476

Independent Power Producers & Energy Traders 0.94%		2,365,419

China Resources Power Holdings Co. Ltd. (Hong Kong)	452,000	1,140,454

Huaneng Power International, Inc. (China)	1,458,000	1,224,965

Industrial Conglomerates 2.67%		6,736,008

Beijing Enterprises Holdings, Ltd. (Hong Kong)	250,000	1,029,783

Citic Pacific Ltd. (Hong Kong)	412,000	1,936,687

Hutchison Whampoa Ltd. (Hong Kong)	256,000	2,501,722

Shanghai Industrial Holdings Ltd. (Hong Kong)	306,000	1,267,816

Industrial Machinery 0.19%		479,108

Enric Energy Equipment Holdings Ltd. (Hong Kong) (I)	542,000	479,108

Integrated Oil & Gas 7.34%		18,559,914

China Petroleum & Chemical Corp. (Sinopec) (China)	3,742,000	4,020,728

PetroChina Co. Ltd. (China)	9,676,000	14,539,186

Integrated Telecommunication Services 1.58%		3,987,668

China Netcom Group Corp. Hong Kong Ltd. (Hong Kong)	1,320,000	3,987,668

Investment Banking & Brokerage 0.91%		2,308,955

iShares FTSE/Xinhua A50 China Tracker (Hong Kong)	850,000	2,076,696

Meadville Holdings Ltd. (Hong Kong)	940,000	232,259

Leisure Products 0.71%		1,797,307

Li Ning Co. Ltd. (Hong Kong)	606,000	1,797,307

Life & Health Insurance 10.38%		26,225,881

China Life Insurance Co. Ltd. (China)	3,744,000	16,310,380

Ping An Insurance (Group) Co. of China Ltd. (China) (I)	1,044,500	9,915,501

Marine 2.01%		5,091,963

China COSCO Holdings Co., Ltd. (China)	1,168,000	3,476,938

China Shipping Container Lines Co. Ltd. (China)	1,236,000	544,329

Cosco Corp. Ltd. (Singapore)	460,000	1,070,696

Marine Ports & Services 0.60%		1,508,903

Cosco Pacific Ltd. (Hong Kong)	798,000	1,508,903

Oil & Gas Exploration & Production 5.14%		12,982,978

CNOOC Ltd. (Hong Kong)	7,314,000	12,982,978

Other Diversified Financial Services 1.17%		2,960,725

China Everbright Ltd. (Hong Kong)	1,164,000	2,960,725

See notes to financial statements

12	Greater China Opportunities Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Packaged Foods & Meats 1.52%		$3,846,455

China Yurun Food Group Ltd. (Hong Kong)	2,544,000	3,846,455

Railroads 0.43%		1,095,421

Guangshen Railway Co. Ltd. (China)	1,898,000	1,095,421

Real Estate Management & Development 7.32%		18,495,692

Cheung Kong Ltd. (Hong Kong)	178,000	2,780,255

China Overseas Land & Investment Ltd. (Hong Kong)	2,096,000	4,404,263

China Resources Land Ltd. (Hong Kong)	1,934,000	3,989,296

Great Eagle Holdings Ltd. (Hong Kong)	863,000	2,503,676

Guangzhou Investment Co. Ltd. (Hong Kong)	6,616,000	1,477,324

Hopewell Holdings Ltd. (Hong Kong)	102,000	443,880

Kerry Properties Ltd. (Hong Kong)	190,000	1,286,395

Shimao Property Holdings Ltd. (China)	810,000	1,610,603

Semiconductors 0.02%		50,983

Advanced Semiconductor Manufacturing Corp. (China) (I)	1,708,000	50,983

Steel 0.85%		2,140,827

Maanshan Iron & Steel Co. Ltd. (China)	3,320,000	2,140,827

Wireless Telecommunication Services 18.65%		47,148,326

China Mobile Ltd. (Hong Kong)	2,740,000	47,148,326

Total investments (Cost $178,930,020)† 97.20%		$245,678,607

Other assets and liabilities, net 2.80%		$7,086,843

Total net assets 100.00%		$252,765,450

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

REIT Real Estate Investment Trust

(I) Non-income-producing security.

† The cost of investments owned on April 30, 2008, including short-term investments, for federal income tax purposes, was $179,336,519. Gross unrealized appreciation and depreciation of investments aggregated $71,208,046 and $4,865,958, respectively, resulting in net unrealized appreciation of $66,342,088.

See notes to financial statements

Semiannual report | Greater China Opportunities Fund	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (Cost $178,930,020)	$245,678,607
Foreign currency at value (Cost $4,794,378)	4,782,361
Cash	2,145,496
Receivable for investments sold	2,882,818
Receivable for shares sold	832,729
Dividends receivable	319,549
Receivable from affiliates	2,200

Total assets	256,643,760

Liabilities

Payable for investments purchased	2,652,861
Payable for shares repurchased	796,219
Payable to affiliates
Management fees	189,543
Distribution and service fees	96,157
Other	74,132
Other payables and accrued expenses	69,398

Total liabilities	3,878,310

Net assets

Capital paid-in	186,660,051
Accumulated net realized gain on investments and foreign currency transactions	1,603,429
Net unrealized appreciation of investments and translation of assets
and liabilities in foreign currencies	66,736,523
Accumulated net investment loss	(2,234,553)

Net assets	$252,765,450

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($171,247,232 ÷ 7,566,638 shares)	$22.63
Class B ($37,247,248 ÷ 1,667,865 shares)[1]	$22.33
Class C ($40,085,510 ÷ 1,795,934 shares)[1]	$22.32
Class I ($3,198,567 ÷ 141,010 shares)	$22.68
Class NAV ($986,893 ÷ 43,569 shares)	$22.65

Maximum offering price per share

Class A ($22.63 ÷ 95%)[2]	$23.82

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

14	Greater China Opportunities Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 4-30-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $3,779)	$627,314

Total investment income	627,314

Expenses

Investment management fees (Note 3)	1,458,255
Distribution and service fees (Note 3)	725,148
Transfer agent fees (Note 3)	281,246
Accounting and legal services fees (Note 3)	14,582
Custodian fees	104,280
Blue sky fees	58,871
Printing fees	38,537
Trustees’ fees	32,755
Professional fees	14,585
Miscellaneous	14,472

Total expenses	2,742,731
Less expense reductions (Note 3)	(7,917)

Net expenses	2,734,814

Net investment loss	(2,107,500)

Realized and unrealized gain (loss)

Net realized gain on

Investments	1,833,629
Net increase from payment by affiliate (Note 6)	69,178
Foreign currency transactions	144,620
2,047,427
Change in net unrealized appreciation (depreciation) of
Investments	(108,350,939)
Translation of assets and liabilities in foreign currencies	(26,148)
(108,377,087)
Net realized and unrealized loss	(106,329,660)

Decrease in net assets from operations	($108,437,160)

1 Semiannual period from 11-1-07 to 4-30-08.

See notes to financial statements

Semiannual report | Greater China Opportunities Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	10-31-07	4-30-08[1]

Increase (decrease) in net assets

From operations
Net investment income (loss)	$398,162	($2,107,500)
Net realized gain	27,041,677	2,047,427
Change in net unrealized appreciation (depreciation)	160,697,590	(108,377,087)

Increase (decrease) in net assets resulting from operations	188,137,429	(108,437,160)

Distributions to shareholders
From net investment income
Class A	(446,999)	(553,824)
Class B	(7,633)	—
Class C	(6,002)	—
Class I	(38,951)	(34,305)
Class NAV	—	(8,304)
From net realized gain
Class A	(2,043,716)	(15,804,234)
Class B	(419,850)	(3,176,476)
Class C	(330,123)	(3,332,630)
Class I	(111,132)	(334,911)
Class NAV	—	(56,766)

	(3,404,406)	(23,301,450)

From Fund share transactions (Note 4)	107,935,620	(20,204,326)

Total increase (decrease)	292,668,643	(151,942,936)

Net assets

Beginning of period	112,039,743	404,708,386

End of period[2]	$404,708,386	$252,765,450

1 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

2 Includes accumulated net investment income (loss) of $469,380 and ($2,234,553), respectively.

See notes to financial statements

16	Greater China Opportunities Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	10-31-05[1]	10-31-06	10-31-07	4-30-08[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$10.24	$15.78	$32.54
Net investment income (loss)[3]	0.03	0.16	0.07	(0.15)
Net realized and unrealized
gain (loss) on investments	0.21	5.43	17.14	(7.87)
Total from investment operations	0.24	5.59	17.21	(8.02)
Less distributions
From net investment income	—	(0.01)	(0.08)	(0.06)
From net realized gain	—	(0.04)	(0.37)	(1.83)
	—	(0.05)	(0.45)	(1.89)
Net asset value, end of period	$10.24	$15.78	$32.54	$22.63
Total return (%)[4]	2.40[5,6]	54.74[5]	111.87	(25.44)[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$12	$79	$283	$171
Ratios (as a percentage of average net assets):
Expenses before reductions	4.44[7]	1.92	1.68	1.69[7]
Expenses net of fee waivers, if any	1.93[7]	1.89	1.68	1.69[7]
Expenses net of all fee waivers
and credits	1.93[7]	1.89	1.68	1.68[7]
Net investment income (loss)	0.68[7]	1.14	0.34	(1.25)[7]
Portfolio turnover (%)	28	57	85	37

1 Beginning of operations on 6-9-05 to 10-31-05.

2 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total return would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Semiannual report | Greater China Opportunities Fund	17

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	10-31-05[1]	10-31-06	10-31-07	4-30-08[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$10.21	$15.63	$32.16
Net investment income (loss)[3]	0.02	0.09	(0.07)	(0.22)
Net realized and unrealized
gain (loss) on investments	0.19	5.37	16.98	(7.78)
Total from investment operations	0.21	5.46	16.91	(8.00)
Less distributions
From net investment income	—	—	(0.01)	—
From net realized gain	—	(0.04)	(0.37)	(1.83)
	—	(0.04)	(0.38)	(1.83)
Net asset value, end of period	$10.21	$15.63	$32.16	$22.33
Total return (%)[4]	2.10[5,6]	53.59[5]	110.50	(25.68)[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$16	$55	$37
Ratios (as a percentage of average net assets):
Expenses before reductions	5.14[7]	2.62	2.38	2.39[7]
Expenses net of fee waivers, if any	2.63[7]	2.59	2.38	2.39[7]
Expenses net of all fee waivers
and credits	2.63[7]	2.59	2.38	2.38[7]
Net investment income (loss)	0.43[7]	0.63	(0.32)	(1.95)[7]
Portfolio turnover (%)	28	57	85	37

1 Beginning of operations on 6-9-05 to 10-31-05.

2 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total return would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

18	Greater China Opportunities Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	10-31-05[1]	10-31-06	10-31-07	4-30-08[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$10.21	$15.63	$32.16
Net investment income (loss)[3]	0.03	0.08	(0.05)	(0.22)
Net realized and unrealized
gain (loss) on investments	0.18	5.38	16.96	(7.79)
Total from investment operations	0.21	5.46	16.91	(8.01)
Less distributions
From net investment income	—	—	(0.01)	—
From net realized gain	—	(0.04)	(0.37)	(1.83)
	—	(0.04)	(0.38)	(1.83)
Net asset value, end of period	$10.21	$15.63	$32.16	$22.32
Total return (%)[4]	2.10[5,6]	53.59[5]	110.51	(25.71)[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$13	$59	$40
Ratios (as a percentage of average net assets):
Expenses before reductions	5.13[7]	2.62	2.38	2.39[7]
Expenses net of fee waivers, if any	2.62[7]	2.59	2.38	2.39[7]
Expenses net of all fee waivers
and credits	2.62[7]	2.59	2.38	2.38[7]
Net investment income (loss)	0.61[7]	0.55	(0.25)	(1.94)[7]
Portfolio turnover (%)	28	57	85	37

1 Beginning of operations on 6-9-05 to 10-31-05.

2 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total return would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Semiannual report | Greater China Opportunities Fund	19

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	10-31-05[1]	10-31-06	10-31-07	4-30-08[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$10.26	$15.82	$32.69
Net investment income (loss)[3]	0.03	0.24	0.09	(0.10)
Net realized and unrealized
gain (loss) on investments	0.23	5.42	17.28	(7.89)
Total from investment operations	0.26	5.66	17.37	(7.99)
Less distributions
From net investment income	—	(0.06)	(0.13)	(0.19)
From net realized gain	—	(0.04)	(0.37)	(1.83)
	—	(0.10)	(0.50)	(2.02)
Net asset value, end of period	$10.26	$15.82	$32.69	$22.68
Total return (%)[4]	2.60[5,6]	55.43[5]	112.93	(25.30)[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[7]	$4	$6	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	3.96[8]	1.49	1.22	1.25[8]
Expenses net of fee waivers, if any	1.45[8]	1.46	1.22	1.25[8]
Expenses net of all fee waivers
and credits	1.45[8]	1.46	1.22	1.25[8]
Net investment income (loss)	0.76[8]	1.70	0.44	(0.84)[8]
Portfolio turnover (%)	28	57	85	37

1 Beginning of operations on 6-9-05 to 10-31-05.

2 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total return would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

20	Greater China Opportunities Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS NAV SHARES

Period ended	10-31-07[1]	4-30-08[2]

Per share operating performance

Net asset value, beginning of period	$18.15	$32.72
Net investment income (loss)[3]	0.35	(0.07)
Net realized and unrealized
gain (loss) on investments	14.22	(7.90)
Total from investment operations	14.57	(7.97)
Less distributions
From net investment income	—	(0.27)
From net realized gain	—	(1.83)
	—	(2.10)
Net asset value, end of period	$32.72	$22.65
Total return (%)[4]	80.28[5]	(25.24)[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12[6]	1.12[6]
Expenses net of fee waivers, if any	1.12[6]	1.12[6]
Expenses net of all fee waivers
and credits	1.12[6]	1.12[6]
Net investment income (loss)	1.56[6]	(0.63)[6]
Portfolio turnover (%)	85	37

1 Beginning of operations from 12-28-06 to 10-31-07.

2 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Annualized.

See notes to financial statements

Semiannual report | Greater China Opportunities Fund	21

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Greater China Opportunities (the Fund) is a non-diversified series of John Hancock Investment Trust III (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class NAV shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B and Class C, Class I and Class NAV shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Risks of the Greater China region

Investments in the Greater China region are subject to special risks, such as less developed or less efficient trading markets, restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. Investments in Taiwan could be adversely

22	Greater China Opportunities Fund | Semiannual report

affected by its political and economic relationship with China. In addition, the willingness of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain, and changes in government policy could significantly affect the markets in both Hong Kong and China. Consequently, the Fund may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. issuers.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, and transfer agent fees for Class A, Class B and Class C and Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2008.

Semiannual report | Greater China Opportunities Fund	23

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

New accounting pronouncements

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of April 30, 2008, management does not believe the adoption of FAS 157 will have a material impact on the amounts reported in the financial statements.

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended October 31, 2007, the tax character of distributions paid was as follows: ordinary income $3,404,406. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC). Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, at an annual rate of 1.00% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.A.), LLC, an affiliate of John Hancock Financial Services, Inc. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund’s total expenses, excluding distribution and service fees and transfer agent fees to 1.40% on an annual basis of the Fund’s average daily net asset value until February 29, 2008. There were no management fee reductions related to this limitation for the period ended April 30, 2008.

24	Greater China Opportunities Fund | Semiannual report

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2008, JH Funds received net up-front sales charges of $548,744 with regard to sales of Class A shares. Of this amount, $87,585 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $455,171 was paid as sales commissions to unrelated broker-dealers and $5,988 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2008, CDSCs received by JH Funds amounted to $73,347 for Class B shares and $27,912 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B, Class C and Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05% and 0.04%, respectively, of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account and $15.00 for each Class I shareholder account. Signature Services had agreed to limit Class A, Class B and Class C transfer agent fee to 0.40% of each respective class’s average daily net asset value until February 29, 2008. There were no transfer agent fee reductions during the period ended April 30, 2008. Signature Services reserves the right to terminate this limitation in the future.

In June 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended April 30, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $7,917 for transfer agent credits earned.

Class level expenses for the period ended April 30, 2008 were as follows:

	Transfer agent	Distribution and
Share class	fees	service fees

Class A	$197,429	$303,419
Class B	40,132	203,871
Class C	42,604	217,858
Class I	1,081	—
Total	$281,246	$725,148

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting,

Semiannual report | Greater China Opportunities Fund	25

compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $14,582 with an effective rate of 0.01% of the Fund’s average daily net asset value.

The Adviser and other subsidiaries of JHLICO owned 5,950 Class NAV shares of beneficial interest, respectively, of the Fund on April 30, 2008.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended October 31, 2007, and the period ended April 30, 2008, along with the corresponding dollar value.

	Year ended 10-31-07		Period ended 4-30-08[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	8,447,940	$169,306,235	1,771,616	$43,790,862
Distributions reinvested	126,904	2,074,872	548,102	14,415,101
Repurchased	(4,879,757)	(96,220,516)	(3,458,930)	(77,814,148)
Net increase (decrease)	3,695,087	$75,160,591	(1,139,212)	($19,608,185)

Class B shares

Sold	1,301,863	$26,168,795	361,924	$8,934,385
Distributions reinvested	23,890	388,693	111,422	2,900,325
Repurchased	(659,664)	(13,439,521)	(525,581)	(11,985,839)
Net increase (decrease)	666,089	$13,117,967	(52,235)	($151,129)

Class C shares

Sold	1,673,930	$34,330,490	379,031	$9,306,795
Distributions reinvested	18,411	299,354	115,871	3,014,974
Repurchased	(676,559)	(14,357,628)	(530,975)	(12,110,919)
Net increase (decrease)	1,015,782	$20,272,216	(36,073)	$210,850

Class I shares

Sold	476,048	$8,842,958	28,846	$719,545
Distributions reinvested	8,254	134,958	11,153	293,431
Repurchased	(533,316)	(9,915,657)	(86,841)	(1,948,372)
Net decrease	(49,014)	($937,741)	(46,842)	($935,396)

Class NAV shares

Sold	52,804	$985,385	15,679	$335,890
Distributions reinvested	—	—	2,478	65,070
Repurchased	(21,814)	(662,798)	(5,578)	(121,426)
Net increase	30,990	$322,587	12,579	$279,534

Net increase (decrease)	5,358,934	$107,935,620	(1,261,783)	($20,204,326)

1Semiannual period from 11-1-07 to 4-30-08. Unaudited.

26	Greater China Opportunities Fund | Semiannual report

Note 5
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2008, aggregated $107,304,607 and $143,623,366, respectively.

Note 6
Payment made by affiliate

The Adviser has reimbursed the Fund for a trade allocation correction amounting to $69,178. This amount is included in the Statement of Operations as a reimbursement from the Adviser due to loss from a compliance error.

Semiannual report | Greater China Opportunities Fund	27

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Greater
China Opportunities Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust III (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment Subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.A.), Limited (the Subadviser) for the John Hancock Greater China Opportunities Fund (the Fund). The Advisory Agreement with the Adviser and the Subadvisory Agreement with the Subadviser are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006; (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group; (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser; (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund; (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale; (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department; (vii) the background and experience of senior management and investment professionals; and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of

28	Greater China Opportunities Fund | Semiannual report

compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board noted that the Fund had less than three full years of operational history, and considered the performance results for the Fund since its inception through December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board recognized the relatively short operational history of the Fund and viewed favorably that the Fund’s performance during the 1-year period under review was higher than the performance of the Peer Group median and appreciably higher than the performance of the Category median. The Board noted that the Fund’s performance was below the performance of its benchmark index, the MSCI China ID Index, as was the performance of the Peer Group and Category medians.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was lower than the median rates of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were lower than the median of its Category and Peer Group.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expenses and performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment Subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment Subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of

Semiannual report | Greater China Opportunities Fund	29

providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services. The Board observed that the Advisory Agreement did not offer breakpoints and considered the Fund’s current asset level. The Board concluded that the fee structure was acceptable at this time and determined that it would continue to assess the reasonableness of the Fund’s fee structure as the Fund’s assets increase over time.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

30	Greater China Opportunities Fund | Semiannual report

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
James F. Carlin, Chairman	Chief Financial Officer	Bank of New York Mellon
James R. Boyle†		One Wall Street
William H. Cunningham	Gordon M. Shone	New York, NY 10286
Charles L. Ladner*	Treasurer
Dr. John A. Moore*		Transfer agent
Patti McGill Peterson*	John G. Vrysen	John Hancock Signature
Steven R. Pruchansky	Chief Operating Officer	Services, Inc.
*Members of the Audit Committee		P.O. Box 9510
†Non-Independent Trustee	Investment adviser	Portsmouth, NH 03802-9510
John Hancock Advisers, LLC
Officers	601 Congress Street	Legal counsel
Keith F. Hartstein	Boston, MA 02210-2805	Kirkpatrick & Lockhart
President and		Preston Gates Ellis LLP
Chief Executive Officer	Subadviser	One Lincoln Street
	MFC Global (U.S.A.) Limited	Boston, MA 02111-2950
Thomas M. Kinzler	200 Bloor Street East
Secretary and Chief Legal Officer	Toronto, Ontario, Canada
M4W 1E5
Francis V. Knox, Jr.
Chief Compliance Officer	Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Semiannual report | Greater China Opportunities Fund	31

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.	080SA	4/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.		6/08

ITEM 2. CODE OF ETHICS.

As of the end of the period, April 30, 2008, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

     (a) Not applicable.

     (b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 19, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: June 19, 2008